Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 82,545	$ (233)	$ (69,755)	$ 12,557
Balance (in Shares) at Dec. 31, 2019	4,257,790
Issuance of Ordinary shares, net		12			12
Issuance of Ordinary shares, net (in Shares)	7,665
Exercise of options		109			109
Exercise of options (in Shares)	53,451
Other comprehensive income			13		13
Share-based compensation expense		39			39
Net income (loss)				(1,385)	(1,385)
Balance at Jun. 30, 2020		82,705	(220)	(71,140)	11,345
Balance (in Shares) at Jun. 30, 2020	4,318,906
Balance at Dec. 31, 2020		82,827	(243)	(70,715)	11,869
Balance (in Shares) at Dec. 31, 2020	4,391,163
Issuance of ordinary shares and warrants, net		1,841			1,841
Issuance of ordinary shares and warrants, net (in Shares)	807,188
Exercise of options		59			59
Exercise of options (in Shares)	25,399
Other comprehensive income
Share-based compensation expense		32			32
Net income (loss)				264	264
Balance at Jun. 30, 2021		$ 84,759	$ (243)	$ (70,451)	$ 14,065
Balance (in Shares) at Jun. 30, 2021	5,223,750